Fair value disclosures (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Assets
Available-for-sale securities	$ 1,635	$ 1,554
Recurring basis
Assets
Available-for-sale securities	1,635	1,554
Derivative Asset, at Fair Value, Net	49
Total Assets	1,684	1,554
Liabilities
Derivative Liabilities, at Fair Value, Net		86
Total Liabilities		86
U.S. treasury bonds
Assets
Available-for-sale securities	9	10
U.S. treasury bonds | Recurring basis
Assets
Available-for-sale securities	9	10
Other U.S. and non-U.S. government bonds
Assets
Available-for-sale securities	72	94
Other U.S. and non-U.S. government bonds | Recurring basis
Assets
Available-for-sale securities	72	94
Corporate bonds
Assets
Available-for-sale securities	708	693
Corporate bonds | Recurring basis
Assets
Available-for-sale securities	708	693
Asset-backed securities
Assets
Available-for-sale securities	129	105
Asset-backed securities | Recurring basis
Assets
Available-for-sale securities	129	105
U.S. governmental agency | Recurring basis
Assets
Available-for-sale securities	292	294
Residential
Assets
Available-for-sale securities	12	15
Residential | Recurring basis
Assets
Available-for-sale securities	12	15
Commercial
Assets
Available-for-sale securities	61	67
Commercial | Recurring basis
Assets
Available-for-sale securities	61	67
Large capitalization value
Assets
Available-for-sale securities	273	233
Large capitalization value | Recurring basis
Assets
Available-for-sale securities	273	233
REIT
Assets
Available-for-sale securities	25	0
REIT | Recurring basis
Assets
Available-for-sale securities	25
Smaller company growth
Assets
Available-for-sale securities	54	43
Smaller company growth | Recurring basis
Assets
Available-for-sale securities	54	43
Level 1 | Recurring basis
Assets
Available-for-sale securities	336	286
Derivative Asset, at Fair Value, Net	0
Total Assets	336	286
Liabilities
Derivative Liabilities, at Fair Value, Net		0
Total Liabilities		0
Level 1 | U.S. treasury bonds | Recurring basis
Assets
Available-for-sale securities	9	10
Level 1 | Other U.S. and non-U.S. government bonds | Recurring basis
Assets
Available-for-sale securities	0	0
Level 1 | Corporate bonds | Recurring basis
Assets
Available-for-sale securities	0	0
Level 1 | Asset-backed securities | Recurring basis
Assets
Available-for-sale securities	0	0
Level 1 | U.S. governmental agency | Recurring basis
Assets
Available-for-sale securities	0	0
Level 1 | Residential | Recurring basis
Assets
Available-for-sale securities	0	0
Level 1 | Commercial | Recurring basis
Assets
Available-for-sale securities	0	0
Level 1 | Large capitalization value | Recurring basis
Assets
Available-for-sale securities	273	233
Level 1 | REIT | Recurring basis
Assets
Available-for-sale securities	0
Level 1 | Smaller company growth | Recurring basis
Assets
Available-for-sale securities	54	43
Level 2 | Recurring basis
Assets
Available-for-sale securities	1,274	1,268
Derivative Asset, at Fair Value, Net	49
Total Assets	1,323	1,268
Liabilities
Derivative Liabilities, at Fair Value, Net		86
Total Liabilities		86
Level 2 | U.S. treasury bonds | Recurring basis
Assets
Available-for-sale securities	0	0
Level 2 | Other U.S. and non-U.S. government bonds | Recurring basis
Assets
Available-for-sale securities	72	94
Level 2 | Corporate bonds | Recurring basis
Assets
Available-for-sale securities	708	693
Level 2 | Asset-backed securities | Recurring basis
Assets
Available-for-sale securities	129	105
Level 2 | U.S. governmental agency | Recurring basis
Assets
Available-for-sale securities	292	294
Level 2 | Residential | Recurring basis
Assets
Available-for-sale securities	12	15
Level 2 | Commercial | Recurring basis
Assets
Available-for-sale securities	61	67
Level 2 | Large capitalization value | Recurring basis
Assets
Available-for-sale securities	0	0
Level 2 | REIT | Recurring basis
Assets
Available-for-sale securities	0
Level 2 | Smaller company growth | Recurring basis
Assets
Available-for-sale securities	0	0
Level 3 | Recurring basis
Assets
Available-for-sale securities	25	0
Derivative Asset, at Fair Value, Net	0
Total Assets	25	0
Liabilities
Derivative Liabilities, at Fair Value, Net		0
Total Liabilities		0
Level 3 | U.S. treasury bonds | Recurring basis
Assets
Available-for-sale securities	0	0
Level 3 | Other U.S. and non-U.S. government bonds | Recurring basis
Assets
Available-for-sale securities	0	0
Level 3 | Corporate bonds | Recurring basis
Assets
Available-for-sale securities	0	0
Level 3 | Asset-backed securities | Recurring basis
Assets
Available-for-sale securities	0	0
Level 3 | U.S. governmental agency | Recurring basis
Assets
Available-for-sale securities	0	0
Level 3 | Residential | Recurring basis
Assets
Available-for-sale securities	0	0
Level 3 | Commercial | Recurring basis
Assets
Available-for-sale securities	0	0
Level 3 | Large capitalization value | Recurring basis
Assets
Available-for-sale securities	0	0
Level 3 | REIT | Recurring basis
Assets
Available-for-sale securities	25
Level 3 | Smaller company growth | Recurring basis
Assets
Available-for-sale securities	$ 0	$ 0